Document and Entity Information	3 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Bantek Inc.
Entity Central Index Key	0001704795
Amendment Flag	false
Trading Symbol	BANT
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex-Transition Period	false